Subsequent Events (Details) - Cepton Technologies, Inc. [Member]	1 Months Ended
	Nov. 24, 2021 USD ($) shares	Apr. 15, 2021 USD ($) ft²
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity value	$ 100,000,000
GCAC [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares) | shares	150,000
Forecast [Member]
Subsequent Events (Details) [Line Items]
Office space (in Square Feet) | ft²		92,842
Lease agreement description		The lease is estimated to begin on June 1, 2021 and is set to expire on January 31, 2023.
Monthly rent		$ 139,300
Lease term		143,400
Total lease payments		$ 2,261,600